Subsequent Events (Details) $ in Millions						12 Months Ended
	Feb. 28, 2025 CAD ($)	Feb. 03, 2025 CAD ($)	Dec. 31, 2024 USD ($) shares	Dec. 12, 2024 USD ($)	Oct. 15, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Aug. 14, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Subsequent Events [Line Items]
Amount of total payments of advance royalties						$ 10.0
Amount of subsequent payment yet to receive next month						$ 3.0
Aggregate amount					$ 2.8
Net proceeds			$ 9.0
Credit facility (in Dollars)										$ 5,000,000
Cash (in Dollars)							$ 17,733,753	$ 5,269,084			$ 5,056,040
Original Equipment Manufacturer (OEM) [Member]
Subsequent Events [Line Items]
Contingent upon the execution of a client contract									$ 1.9
Subsequent Events [Member]
Subsequent Events [Line Items]
Amount of initial payments was received				$ 5.0
Non-convertible bridge loans					0.9
Convertible bridge loan					$ 1.9
Gross proceeds (in Dollars)		$ 35,000,000
Credit facility (in Dollars)	$ 1,000,000
Cash (in Dollars)	5,000,000
Monthly fee payment (in Dollars)	$ 125,000
Subsequent Events [Member] | SEPA Agreement [Member]
Subsequent Events [Line Items]
Commom stpck issued (in Shares) | shares			5,490,000